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                           GE LIFESTYLE FUNDS - GE ALLOCATION FUNDS

                              SUPPLEMENT DATED DECEMBER 16, 2002
                  TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                                    DATED JANUARY 29, 2002

     On December 12, 2002, the Board of Trustees of the GE Funds approved the liquidation of the GE High Yield Fund. The Board of Trustees of the GE LifeStyle Funds approved: (i) deleting the GE High Yield Fund from the underlying funds in which the GE Allocation Funds invest and (ii) increasing the investment allocation to the underlying GE Fixed Income Fund. The investment allocation of each GE Allocation Funds' assets between equity and fixed income securities remains unchanged.

The following amends and restates the second sentence on page 3 of the Prospectus and the last sentence in the second paragraph on page 1 of the Statement of Additional Information:

     Currently, the group of underlying GE Funds is comprised of the following:

     -  GE U.S. Equity Fund
     -  GE Small-Cap Value Equity Fund
     -  GE International Equity Fund
     -  GE Fixed Income Fund

The following amends and restates the first sentence of the last paragraph on page 3 of the Prospectus:

     GE Lifestyle Funds is comprised of six separate series (or individual funds).

The following amends and restates the table on page 4 of the Prospectus:

INVESTMENT ALLOCATIONS

                                                                TARGET                    RANGE
                                                                ------                    -----
U.S. Equity Fund                                                   28%                23% - 33%
Small-Cap Value Equity Fund                                         5%                  2% - 8%
International Equity Fund                                          12%                 7% - 17%
Fixed Income Fund                                                  53%                48% - 58%
Cash*                                                               2%                  0% - 4%

* For an explanation of the Fund's holdings of cash and cash equivalents, please refer to "More on Strategies and Risks" later in this Prospectus.

The following amends and restates the table on page 6 of the Prospectus:

INVESTMENT ALLOCATIONS

                                                                TARGET                    RANGE
                                                                ------                    -----
U.S. Equity Fund                                                   34%                29% - 39%
Small-Cap Value Equity Fund                                        12%                 7% - 17%
International Equity Fund                                          19%                14% - 24%
Fixed Income Fund                                                  33%                25% - 41%
Cash*                                                               2%                  0% - 4%

* For an explanation of the Fund's holdings of cash and cash equivalents, please refer to "More on Strategies and Risks" later in this Prospectus.


The following amends and restates the table on page 8 of the Prospectus:

INVESTMENT ALLOCATIONS

                                                                TARGET                    RANGE
                                                                ------                    -----
U.S. Equity Fund                                                   38%                33% - 43%
Small-Cap Value Equity Fund                                        20%                15% - 25%
International Equity Fund                                          24%                19% - 29%
Fixed Income Fund                                                  16%                 9% - 22%
Cash*                                                               2%                  0% - 4%

* For an explanation of the Fund's holdings of cash and cash equivalents, please refer to "More on Strategies and Risks" later in this Prospectus.

The following amends and restates the table and accompanying text on page 10 of the Prospectus:

     The following table describes the fees and expenses that you may pay if you buy and hold shares of a Fund. Annual fund operating expenses come out of a Fund's assets and are reflected in the Fund's share price and dividends. The figures below show actual expenses during the fiscal period ended September 30, 2002.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

                                                      GE CONSERVATIVE        GE MODERATE       GE AGGRESSIVE
                                                      ALLOCATION FUND    ALLOCATION FUND     ALLOCATION FUND
                                                      ---------------    ---------------     ---------------
MANAGEMENT FEES*                                                0.20%              0.20%               0.20%
DISTRIBUTION AND SERVICES (12b-1) FEES                           None               None                None
UNDERLYING GE FUND EXPENSES**                                   0.66%              0.73%               0.79%
OTHER EXPENSES***                                               0.03%              0.01%               0.01%
TOTAL ANNUAL FUND OPERATING EXPENSES                            0.89%              0.94%               1.00%
WAIVER AND/OR REIMBURSEMENT                                     0.05%              0.03%               0.03%
NET ANNUAL FUND OPERATING EXPENSES****                          0.84%              0.91%               0.97%

* The nature of the services provided to, and the advisory and administration fees paid by, each Fund are further described under "How the Funds are Managed - About the Investment Adviser and Administrator."

** The "Underlying GE Fund Expenses" figures for each GE Allocation Fund are based upon its target allocations to the underlying GE Funds and upon the total operating expenses of those underlying GE Funds without taking into consideration the current contractual fee waivers or expense limitations for the underlying GE Funds.

*** "Other Expenses" include costs beyond those borne by GE Asset Management pursuant to each Fund's Investment Advisory and Administration Agreement. These other expenses, which are not included in the management fees, include: fees and expenses associated with the Funds' independent trustees, brokerage fees and commissions, transfer agency and custody fees, interest, taxes, and extraordinary expenses.

**** The fee table reflects contractual arrangements with GE Asset Management and the GE Allocation Funds and/or the underlying GE Funds ("Expense Limitation Agreement") effective January 29, 2001 to limit "Other Expenses" on an annualized basis. Under the GE Funds Expense Limitation Agreement, GEAM has agreed to waive its management fee and/or assume certain other operating expenses of the underlying GE Funds to maintain net expense levels at or below predetermined limits. Expenses borne by GEAM may be reimbursed by the underlying GE Funds up to five years from the date the expense was incurred. A reimbursement payment will not be made if it would cause an underlying GE Fund to exceed its expense limit. To date, no reimbursement payments have been made by any underlying GE Fund.

The following amends and restates the table on page 11 of the Prospectus:

                                                              YOU WOULD PAY THE FOLLOWING
                                                         EXPENSES ON  $10,000 INVESTMENT,
                                                                     ASSUMING REDEMPTION:
                                         ------------------------------------------------
                                         1 YEAR       3 YEARS       5 YEARS      10 YEARS
                                         ------       -------       -------      --------
GE CONSERVATIVE ALLOCATION FUND             $86          $280          $490        $1.095
GE MODERATE ALLOCATION FUND                 $93          $296          $517        $1,151
GE AGGRESSIVE ALLOCATION FUND               $99          $315          $549        $1,221

The descriptions of GE High Yield Fund on page 19 of the Prospectus and the second full paragraph on page 3 of the Statement of Additional Information are deleted in their entirety.

[g LOGO]

                     GE LIFESTYLE FUNDS - GE STRATEGY FUNDS

                       SUPPLEMENT DATED DECEMBER 16, 2002
            TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 29, 2002

     On December 16, 2002, the Board of Trustees of the GE Funds approved the liquidation of the GE High Yield Fund. The Board of Trustees of the GE LifeStyle Funds approved: (i) deleting the GE High Yield Fund from the underlying funds in which the GE Strategy Funds invest and (ii) increasing the investment allocation to the underlying GE Fixed Income Fund. The investment allocation of each GE Strategy Funds' assets between equity and fixed income securities remains unchanged.

The following amends and restates the second sentence on page 3 of the Prospectus and the last sentence in the second paragraph on page 1 of the Statement of Additional Information:

     Currently, the group of underlying GE Funds is comprised of the following:

     -  GE U.S. Equity Fund
     -  GE Small-Cap Value Equity Fund
     -  GE International Equity Fund
     -  GE Fixed Income Fund

The following amends and restates the first sentence of the last paragraph on page 3 of the Prospectus:

     GE Lifestyle Funds is comprised of six separate series (or individual funds).

The following amends and restates the table on page 4 of the Prospectus:

INVESTMENT ALLOCATIONS

                                                                TARGET                 RANGE
                                                                ------                 -----

U.S. Equity Fund                                                   28%                23% - 33%
Small-Cap Value Equity Fund                                         5%                  2% - 8%
International Equity Fund                                          12%                 7% - 17%
Fixed Income Fund                                                  53%                48% - 58%
Cash*                                                               2%                  0% - 4%

* For an explanation of the Fund's holdings of cash and cash equivalents, please refer to "More on Strategies and Risks" later in this Prospectus.


The following amends and restates the table on page 6 of the Prospectus:

INVESTMENT ALLOCATIONS

                                                                TARGET                    RANGE
                                                                ------                    -----
U.S. Equity Fund                                                   34%                29% - 39%
Small-Cap Value Equity Fund                                        12%                 7% - 17%
International Equity Fund                                          19%                14% - 24%
Fixed Income Fund                                                  33%                25% - 41%
Cash*                                                               2%                  0% - 4%

* For an explanation of the Fund's holdings of cash and cash equivalents, please refer to "More on Strategies and Risks" later in this Prospectus.


he following amends and restates the table on page 8 of the Prospectus:

INVESTMENT ALLOCATIONS

                                                                TARGET                    RANGE
                                                                ------                    -----
U.S. Equity Fund                                                   38%                33% - 43%
Small-Cap Value Equity Fund                                        20%                15% - 25%
International Equity Fund                                          24%                19% - 29%
Fixed Income Fund                                                  16%                 9% - 22%
Cash*                                                               2%                  0% - 4%

* For an explanation of the Fund's holdings of cash and cash equivalents, please refer to "More on Strategies and Risks" later in this Prospectus.

The following amends and restates the table and accompanying text on page 10 of the Prospectus:

     The following table describes the fees and expenses that you may pay if you buy and hold shares of a Fund. Annual fund operating expenses come out of a Fund's assets and are reflected in the Fund's share price and dividends. The figures below show actual expenses during the fiscal period ended September 30, 2002.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

                                                      GE CONSERVATIVE        GE MODERATE       GE AGGRESSIVE
                                                        STRATEGY FUND      STRATEGY FUND       STRATEGY FUND
                                                      ---------------      -------------       -------------
MANAGEMENT FEES*                                                0.20%              0.20%               0.20%
DISTRIBUTION AND SERVICES (12b-1) FEES                           None               None                None
UNDERLYING GE FUND EXPENSES**                                   0.90%              0.97%               1.03%
OTHER EXPENSES***                                               0.01%              0.01%               0.01%
TOTAL ANNUAL FUND OPERATING EXPENSES                            1.11%              1.18%               1.24%
WAIVER AND/OR REIMBURSEMENT                                     0.02%              0.03%               0.03%
NET ANNUAL FUND OPERATING EXPENSES****                          1.09%              1.15%               1.21%

* The nature of the services provided to, and the advisory and administration fees paid by, each Fund are further described under "How the Funds are Managed - About the Investment Adviser and Administrator."

** The "Underlying GE Fund Expenses" figures for each GE Strategy Fund are based upon its target allocations to the underlying GE Funds and upon the total operating expenses of those underlying GE Funds without taking into consideration the current contractual fee waivers or expense limitations for the underlying GE Funds.

*** "Other Expenses" include costs beyond those borne by GE Asset Management pursuant to each Fund's Investment Advisory and Administration Agreement. These other expenses, which are not included in the management fees, include: fees and expenses associated with the Funds' independent trustees, brokerage fees and commissions, transfer agency and custody fees, interest, taxes, and extraordinary expenses.

**** The fee table reflects contractual arrangements with GE Asset Management and the GE Strategy Funds and/or the underlying GE Funds ("Expense Limitation Agreement") effective January 29, 2001 to limit "Other Expenses" on an annualized basis. Under the GE Funds Expense Limitation Agreement, GEAM has agreed to waive its management fee and/or assume certain other operating expenses of the underlying GE Funds to maintain net expense levels at or below predetermined limits. Expenses borne by GEAM may be reimbursed by the underlying GE Funds up to five years from the date the expense was incurred. A reimbursement payment will not be made if it would cause an underlying GE Fund to exceed its expense limit. To date, no reimbursement payments have been made by any underlying GE Fund.

The following amends and restates the table on page 11 of the Prospectus:

                                                            YOU WOULD PAY THE FOLLOWING
                                                       EXPENSES ON  $10,000 INVESTMENT,
                                                                   ASSUMING REDEMPTION:
                                       ------------------------------------------------
                                       1 YEAR       3 YEARS       5 YEARS      10 YEARS
                                       ------       -------       -------      --------
GE CONSERVATIVE ALLOCATION FUND          $111          $352          $611        $1,355
GE MODERATE ALLOCATION FUND              $118          $372          $647        $1,430
GE AGGRESSIVE ALLOCATION FUND            $124          $390          $677        $1,495

The descriptions of GE High Yield Fund on page 19 of the Prospectus and the second full paragraph on page 3 of the Statement of Additional Information are deleted in their entirety.